Property and Equipment	12 Months Ended
Dec. 31, 2016
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

7. PROPERTY AND EQUIPMENT

The Company’s property and equipment used to conduct day-to-day business are recorded at cost less accumulated depreciation. Depreciation expenses are calculated using straight-line method over the estimated useful life with 5% of estimated salvage value below:

	Useful life	December 31,
	Years	2016	2015

Fixture, furniture and office equipment	5	$60,017	$63,474
Vehicles	5	493,955	528,424
Less: accumulated depreciation		(464,230)	(434,399)
Property and equipment, net		$89,742	$157,499

Depreciation expense totaled $62,536 and $79,064 for the years ended December 31, 2016 and 2015, respectively.